Cover	Feb. 24, 2025
Document Information Line Items
Entity Registrant Name	NIXXY, INC.
Entity Central Index Key	0001462223
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 24, 2025
Entity Ex Transition Period	false
Entity File Number	001-53641
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1505893
Entity Address Address Line 1	123 Farmington Avenue
Entity Address Address Line 2	Suite 252
Entity Address City Or Town	Bristol
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06010
City Area Code	855
Local Phone Number	931-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	NIXX
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants [Member]
Document Information Line Items
Security 12b Title	Common Stock Purchase Warrants
Trading Symbol	NIXXW
Security Exchange Name	NASDAQ